CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenue	$ 736	$ 4,097
Cost of revenue	396	1,616
Gross profit	340	2,481
Operating expenses:
Research and development expenses, net	10,109	6,316
Marketing and business development expenses	478	282
General and administrative expenses	3,028	2,512
Total operating expenses	13,615	9,110
Operating loss	(13,275)	(6,629)
Financial income, net	324	2,472
Loss before tax expenses	$ (12,951)	(4,157)
Income taxes		(60)
Net loss	$ (12,951)	$ (4,217)
Basic and diluted net loss per share	$ (0.26)	$ (0.09)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	50,374,993	45,970,766
Net loss	$ (12,951)	$ (4,217)
Unrealized loss arising during the period on Investment in Evogene	$ (57)	(398)
Realized gain arising during the period on the investment in Evogene		$ (2,345)
Realized gain arising during the period from foreign currency derivative contracts	$ (91)
Unrealized gain arising during the period from foreign currency derivative contracts	145
Total comprehensive loss	$ (12,954)	$ (6,960)